Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,687
Asset impairment	0	$ 11,161	$ 2,460
Goodwill	8,230	7,687
U Protein IPA Europe And Bio strand [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	7,687	19,171
Foreign exchange	543	(323)
Asset impairment		11,161
Goodwill	$ 8,230	$ 7,687	$ 19,171